Inventories (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2023	2022
	ThCh$	ThCh$
Supplies for Production	13,856,303	18,678,262
Gas	1,852,864	7,050,658
Oil	12,003,439	11,627,604
Supplies for projects and spare parts	37,093,505	30,215,221
Electrical materials	7,812,071	29,022,610
Total	58,761,879	77,916,093